Commitments and Contingencies (Tables)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Energy Segment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The minimum required payments for CVR's lease agreements and unconditional purchase obligations are as follows:

	Operating Leases	Unconditional Purchase Obligations(1)
	(in millions)
Six months ending December 31, 2012	$5	$64
Year ending December 31, 2013	9	127
Year ending December 31, 2014	7	114
Year ending December 31, 2015	6	103
Year ending December 31, 2016	5	103
Thereafter	8	457
	$40	$968
(1)This amount includes $498 million payable ratably over nine years pursuant to petroleum transportation service agreements between CRRM and TransCanada Keystone Pipeline, LP ("TransCanada"). Under the agreements, CRRM will receive transportation for at least 25,000 barrels per day of crude oil with a delivery point at Cushing, Oklahoma for a term of ten years on TransCanada's Keystone pipeline system. CRRM began receiving crude oil under the agreements in the first quarter of fiscal 2011.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under operating leases with initial terms of one or more years consist of the following at December 31, 2011:

Year	Amount
(in millions)
2012	$56
2013	50
2014	40
2015	30
2016	26
Thereafter	103
$305